Cover Page	Oct. 18, 2019
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 18, 2019
Entity Registrant Name	IBERIABANK CORP
Entity Incorporation, State or Country Code	LA
Entity File Number	001-37532
Entity Tax Identification Number	72-1280718
Entity Address, Address Line One	200 West Congress Street
Entity Address, City or Town	Lafayette
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70501
City Area Code	337
Local Phone Number	521-4003
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000933141
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock (par value $1.00 per share)
Trading Symbol	IBKC
Security Exchange Name	NASDAQ
Series B Preferred Stock
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/400th Interest in
Trading Symbol	IBKCP
Security Exchange Name	NASDAQ
Series C Preferred Stock
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/400th Interest in
Trading Symbol	IBKCO
Security Exchange Name	NASDAQ
Series D Preferred Stock
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/400th Interest in
Trading Symbol	IBKCN
Security Exchange Name	NASDAQ